                                                                 [MetLife Logo]

                              MetLife Investors Insurance Company
                              5 Park Plaza, Suite 1900
                              Irvine, California 92614

August 2, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: MetLife Investors Insurance Company and
    MetLife Investors Variable Annuity Account One
    File No. 333-52272 (Class L and Class L - 4 Year)
    Rule 497(j) Certification
    _________________________________________________

Commissioners:

   On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information ("SAI"), dated May 1, 2006, as revised July 28, 2006, to the Prospectuses dated May 1, 2006, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the SAI contained in Post-Effective Amendment No. 15 for the Account filed electronically with the Commission on July 28, 2006.

   If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
-------------------------
John M. Richards
Senior Counsel
Metropolitan Life
Insurance Company